Note 4 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Time deposits	$ 1,913	$ 2,289
Savings and checking accounts	26,436	28,873
Money market mutual funds	163	162
Petty cash	8	8
	$ 28,520	$ 31,332	$ 41,199	$ 41,069